Note 10 - Non-interest Income and Non-interest Expense - Non-interest Income and Non-interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Service charges on deposits	$ 5,659	$ 6,952	$ 6,799
Brokerage income	4,837	4,411	4,255
Debit and credit card interchange income	9,187	8,301	7,325
Other fees and commissions	1,540	1,521	2,124
BOLI and annuity earnings	823	810	841
Security gain (loss), net	882	(268)	(650)
Fees and gains on sales of mortgage loans	9,560	6,802	4,639
Gain (loss) on sale of other real estate, net	658	(48)	(80)
Loss on sale of fixed assets, net	(63)	(128)	(2)
Loss on sale of other assets, net	(4)	(4)	(3)
Other income	61	0	0
Noninterest Income, Total	33,140	28,349	25,248
Employee salaries and benefits	45,661	42,541	39,590
Equity-based compensation	1,180	786	1,237
Occupancy expenses	5,216	4,789	4,403
Furniture and equipment expenses	3,267	3,110	2,767
Data processing expenses	5,101	4,495	2,900
Advertising expenses	2,487	2,498	2,552
ATM & interchange fees	3,880	3,439	3,091
Accounting, legal & consulting expenses	909	1,382	977
FDIC insurance	598	373	843
Directors’ fees	634	586	543
Other operating expenses	11,986	10,629	10,177
Noninterest Expense, Total	$ 80,919	$ 74,628	$ 69,080